Accrued Expenses and Other Liabilities - Schedule of Product Warranty Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Beginning Balance	¥ 12,744	¥ 13,909
Provided during the year	52,275	19,775
Utilized during the year	(42,556)	(20,940)
Ending Balance	¥ 22,463	¥ 12,744